Offerings - Offering: 1	Dec. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	3,185,000
Proposed Maximum Offering Price per Unit	2.75
Maximum Aggregate Offering Price	$ 2,887,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 426.12